Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,920	$ 7,306
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,760
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	4,160
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	385
Later Than One Year and Not Later Than Two Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	379
Later Than One Year and Not Later Than Two Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	6
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,436
Later Than Two Years and Not Later Than Three Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,280
Later Than Two Years and Not Later Than Three Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	156
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,489
Later Than Three Years and Not Later Than Four Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,056
Later Than Three Years and Not Later Than Four Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	433
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,044
Later Than Four Years and Not Later Than Five Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	45
Later Than Four Years and Not Later Than Five Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	999
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,566
More than 5 Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 2,566